Income Tax Expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax Expense
16	INCOME TAX EXPENSE

The provision for (recovery of) income taxes consists of the following components:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Current	$431	$29
Deferred	(2,906)	109

Provision for (recovery of) income taxes	$(2,475)	$138

The provision for (recovery of) income taxes reflected in the consolidated statements of (loss) income for the years ended December 31, 2018 and December 31, 2017 differs from the amounts computed at the federal statutory tax rates. The principal differences between the statutory income tax (recovery) and the effective provision for (recovery of) income taxes are summarized as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Income (loss) before income taxes	$(7,620)	$3,960

Tax (recovery) calculated at domestic tax rates applicable in the respective countries	(1,595)	674
Non-deductible items	394	422
True up of prior year income tax estimates	(206)	—
Tax rate differences on deferred taxes	—	(482)
State tax adjustments	—	(36)
Foreign exchange on translation	—	132
Unrealized foreign exchange	(309)	116
Differences attributed to joint venture capital transactions	(56)	(698)
Share of (income) losses from joint venture	(611)	66
Other	(92)	(56)

Provision for (recovery of) income taxes	$(2,475)	$138

The statutory tax rate in effect for the year ended December 31, 2018 was 27.0% (2017 - 26.0%) in Canada and 21.0% (2017 - 23.0%) in the United States.

As a result of the US tax reform, the US federal tax rate was substantively enacted on December 22, 2017 and a reduced federal tax rate was effective from January 1, 2018 in accordance with the Tax Cuts and Jobs Act of 2017. Accordingly, the relevant deferred tax balances were re-measured with the new rate. As additional interpretations and regulatory guidance becomes available, the Company will continue to assess the impact of the new legislation.

The weighted average applicable tax rate was 32.3% tax benefit for 2018 (2017 – 3.5%).